Capital structure and financial items - Borrowings - Narrative (Details) kr in Millions, € in Billions	12 Months Ended
	Dec. 31, 2021 DKK (kr)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 DKK (kr)	Dec. 31, 2019 DKK (kr)
Disclosure of detailed information about borrowings [line items]
Issued bonds, principal amount	kr 26,645		kr 10,356	kr 4,483
Marketable securities transferred at carrying amount	5,937
Liabilities associated to financial assets available-for-sale	kr 5,937
Euro Medium Term Note
Disclosure of detailed information about borrowings [line items]
Number of tranches, issued bonds	2
Issued bonds, principal amount	kr 9,700	€ 1.3